General Information	12 Months Ended
Dec. 31, 2024
Disclosure of general information about financial statements [Abstract]
General Information	Note 1 - General Information
(Amounts in thousands, except share, per share and per unit data)
Diversified Energy Company PLC (the “Parent” or “Company”), and its wholly owned subsidiaries (the “Group”) is an independent energy company engaged in the production, transportation and marketing of primarily natural gas related to its synergistic U.S. onshore upstream and midstream assets.
The Group’s assets are located within the Appalachian Region and Central Region in the U.S.
The Company was incorporated on July 31, 2014 in the United Kingdom and is registered in England and Wales under the Companies Act 2006 as a public limited company under company number 09156132. The Group‘s registered office is located at 4th floor Phoenix House, 1 Station Hill, Reading,
Berkshire, RG1 1NB, UK.
In May 2020, the Company’s shares were admitted to trading on the LSE’s Main Market for listed securities under the ticker “DEC”. In December 2023, the Company’s shares were admitted to trading on the New York Stock Exchange (“NYSE”) under the ticker “DEC.” As of December 31, 2024, the principal trading market for the Company’s ordinary shares was the LSE.